Fair Value - Summary of Carrying Amount and Fair Value of Financial Instruments by Category (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial assets	₩ 15,315,773	₩ 15,486,942
Financial liabilities	18,809,013	19,611,825
Trade and other payables [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,214,174	8,317,822
Borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	10,520,690	10,218,165
Financial liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	942,135	915,185
Financial liabilities at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	132,011	136,106
Derivative financial liabilities for hedging purpose [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3	24,547
Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,716,680	2,879,554
Financial assets at amortized costs [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	7,380,901	8,326,229
Financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	114,774	116,198
Other financial assets at amortized costs [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	962,653	1,385,921
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,029,926	939,661
Other financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,665,368	1,680,168
Derivative financial assets for hedging [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	445,471	159,211
Fair value [member] | Borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	10,423,619	9,979,545
Fair value [member] | Financial liabilities at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	132,011	136,106
Fair value [member] | Derivative financial liabilities for hedging purpose [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3	24,547
Fair value [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	114,774	116,198
Fair value [member] | Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,029,926	939,661
Fair value [member] | Other financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,665,368	1,680,168
Fair value [member] | Derivative financial assets for hedging [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	₩ 445,471	₩ 159,211